Collateral and Contractual Commitments for the Acquisition of Property, Plant and Equipment, Loans to Customers and Other - Additional Information (Detail)
shares in Millions, $ in Millions, R in Billions
	1 Months Ended	12 Months Ended
	Jan. 31, 2018	Dec. 31, 2020 USD ($) shares	Dec. 31, 2020 ZAR (R) shares	Dec. 31, 2020 USD ($) € / shares	Dec. 31, 2020 ZAR (R)	Dec. 31, 2019 USD ($)
Disclosure of collateral and contractual commitments [line items]
Collateral given for own liabilities		$ 391		$ 391		$ 372
Cash guarantees for liabilities		184		184		219
Property collateral given for remaining own liabilities		207		207		153
Commitments to purchase property plant and equipment		528		528		457
Contractual commitments to acquire loans to customers		150		150		151
Other commitments		$ 1,953		$ 1,953		1,911
EUR [Member]
Disclosure of collateral and contractual commitments [line items]
Share price | € / shares				$ 57.01
Closing rate		18.021914		18.021914	18.021914
Facilitation And Notional Vendor Funding [Member]
Disclosure of collateral and contractual commitments [line items]
Number Of Shares Settlement | shares		5.4	5.4
Estimated obligation		$ 4,000		$ 4,000	R 55
Stock option plans [member]
Disclosure of collateral and contractual commitments [line items]
Loaned securities		$ 30		30
Ordinary shares [member] | Stock option plans [member]
Disclosure of collateral and contractual commitments [line items]
Stock lending arrangements shares | shares		30.0	30.0
CERVECERIA NACIONAL DOMINICANA S.A. [member] | Ambev [member]
Disclosure of collateral and contractual commitments [line items]
Ownership interest	55.00%	85.00%	85.00%
Put option		$ 7,000		$ 7,000		$ 7,000
SABMiller [Member]
Disclosure of collateral and contractual commitments [line items]
Sale or issue of treasury shares for settlement of obligation		$ 491	R 86
SABMiller [Member] | Treasury shares [member]
Disclosure of collateral and contractual commitments [line items]
Number Of Shares Settlement | shares		10.8	10.8
SABMiller [Member] | Sab Zenzele Holdings [Member]
Disclosure of collateral and contractual commitments [line items]
Percentage Of Obligations Due To Be Settled To The The Beneficiaries Of The Share Scheme		77.40%		77.40%	77.40%
SABMiller [Member] | Sab Zenzele Holdings [Member] | Settlement To Be Made To The Beneficiaries Of The Share Scheme Due To Outbreak Of Pandemic [Member]
Disclosure of collateral and contractual commitments [line items]
Percentage Of Obligations Due To Be Settled To The The Beneficiaries Of The Share Scheme		22.60%		22.60%	22.60%
SAB Foundation [member] | Treasury shares [member]
Disclosure of collateral and contractual commitments [line items]
Number Of Shares Settlement | shares		1.3	1.3